As filed with the Securities and Exchange Commission on July 6, 2012

1933 Act Registration No. 333-162441

1940 Act Registration No. 811-22338

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 42	☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

100 International Drive

Baltimore, Maryland 21202

(Address of principal executive offices)

(410) 539-0000

Registrant’s telephone number, including area code:

Copy to:

RICHARD M. WACHTERMAN, ESQ. Legg Mason & Co., LLC 100 International Drive Baltimore, Maryland 21202	ARTHUR C. DELIBERT, ESQ. K&L Gates LLP 1601 K Street, N.W. Washington, D.C. 20006-1600
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485(b)
☒	on July 30, 2012, pursuant to Rule 485(b)
☐	60 days after filing pursuant to Rule 485(a)(1)
☐	on , pursuant to Rule 485(a)(1)
☐	75 days after filing pursuant to Rule 485(a)(2)
☐	on , pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 42 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate July 30, 2012 as the new effective date for Post-Effective Amendment No. 39 filed pursuant to Rule 485(a) under the Securities Act on April 23, 2012. This Amendment relates solely to the Legg Mason BW Global High Yield Fund (the “Fund”), a series of Legg Mason Global Asset Management Trust (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant.

Legg Mason Global Asset Management Trust

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Contents of Registration Statement

Part A.

The Prospectus of the Fund is incorporated by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement, as filed with the Securities and Exchange Commission on April 23, 2012 (0000898432-12-000515) (“PEA 39”).

Part B.

The Statement of Additional Information of the Fund is incorporated by reference to PEA 39.

Part C. – Other Information

Signature Page

This registration statement does not affect the registration of any series or any class of a series of the Registrant not included herein.

Legg Mason Global Asset Management Trust

Part C. Other Information

Item 28.	Exhibits

(a) (i)	Certificate of Trust (11)
(ii)	Amended and Restated Declaration of Trust (54)
(iii)	Amended Schedules A and B to the Amended and Restated Declaration of Trust. (To be filed by subsequent amendment).

(b)	Bylaws, as amended and restated (54)

(c)	Instruments defining rights of security holders with respect to Legg Mason Global Asset Management Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d) (i)	Management Agreement – Legg Mason BW International Opportunities Bond Fund (12)
(ii)	Subadvisory Agreement – Legg Mason BW International Opportunities Bond Fund (12)
(iii)	Management Agreement – Legg Mason Strategic Real Return Fund (13)
(iv)	Advisory Agreement – Legg Mason Strategic Real Return Fund (13)
(v)	Subadvisory Agreement with Batterymarch Financial Management, Inc. – Legg Mason Strategic Real Return Fund (13)
(vi)	Subadvisory Agreement with ClearBridge Advisors, LLC – Legg Mason Strategic Real Return Fund (13)
(vii)	Subadvisory Agreement with Western Asset Management Company – Legg Mason Strategic Real Return Fund (13)
(viii)	Subadvisory Agreement with Western Asset Management Company Limited in London – Legg Mason Strategic Real Return Fund (13)
(ix)	Subadvisory Agreement with Western Asset Management Company Ltd. in Japan – Legg Mason Strategic Real Return Fund (13)
(x)	Management and Advisory Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)
(xi)	Subadministration Agreement – Legg Mason Capital Management Disciplined Equity Research Fund (15)
(xii)	Management Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)
(xiii)	Subadvisory Agreement – Legg Mason BW Diversified Large Cap Value Fund (16)
(xiv)	Management Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)
(xv)	Subadvisory Agreement – Legg Mason BW Absolute Return Opportunities Fund (18)
(xvi)	Form of Management Agreement – Legg Mason BW Classic Large Cap Value Fund (20)
(xvii)	Form of Subadvisory Agreement – Legg Mason BW Classic Large Cap Value Fund (20)
(xviii)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Growth Trust, Inc. (23)
(xix)	The form of Sub-Administration Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Growth Trust, Inc. (23)
(xx)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (24)

(xxi)	The form of Sub-Administration Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (25)
(xxii)	The form of Investment Advisory and Management Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (26) and the Amended Appendix A to the Investment Advisory and Management Agreement of Legg Mason Capital Management Value Trust, Inc. (27)
(xxiii)	The form of Sub-Administration Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Sub-Administration Agreement of Legg Mason Capital Management Value Trust, Inc. (28)
(xxiv)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Growth Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc. (37)
(xxv)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Special Investment Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Special Investment Trust, Inc. (52)
(xxvi)	The form of Inter-Affiliate Transfer Agreement (LMFM to LMCM) for Legg Mason Capital Management Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Value Trust, Inc. (53)
(xxvii)	The form of Inter-Affiliate Transfer Agreement (LMFA to LMPFA) for Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, and Legg Mason Capital Management Value Trust is substantially identical to the Inter-Affiliate Transfer Agreement (LMFM to LMCM) of Legg Mason Capital Management Growth Trust, Inc., Legg Mason Capital Management Special Investment Trust, Inc., and Legg Mason Capital Management Value Trust, Inc. (51)
(xxviii)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch International Equity Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch International Equity Trust (55)
(xxix)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Global Trust, Inc. on behalf of Legg Mason Batterymarch Emerging Markets Trust (56)
(xxx)	The form of Investment Advisory and Management Agreement for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (2)
(xxxi)	The form of Investment Advisory and Management Agreement for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Investment Advisory and Management Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (9)
(xxxii)	The form of Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) for Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Management Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (64)
(xxxiii)	The form of Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) for Legg Mason Batterymarch International Equity Trust, Legg Mason

Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Inter-Affiliate Transfer Agreement – Investment Advisory Agreement (LMFA to LMPFA) of Legg Mason Global Trust, Inc. (on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust) and Legg Mason Charles Street Trust, Inc. (on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund) (64)
(xxxiv)	Management Agreement – Legg Mason BW Global High Yield Fund. (To be filed by subsequent amendment).
(xxxv)	Subadvisory Agreement – Legg Mason BW Global High Yield Fund. (To be filed by subsequent amendment).

(e) (i)	Distribution Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (12)
(ii)	Amended Appendix A to the Distribution Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund. (To be filed by subsequent amendment).
(iii)	The form of Distribution Agreement for Legg Mason Capital Management Growth Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Growth Trust, Inc. (29) and the Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Growth Trust, Inc. (29)
(iv)	The form of Distribution Agreement for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (30) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (30)
(v)	The form of Distribution Agreement for Legg Mason Capital Management Value Trust is substantially identical to the Distribution Agreement of Legg Mason Capital Management Special Investment Trust, Inc. (28) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Capital Management Special Investment Trust, Inc. (28)
(vi)	Anti-Money Laundering Delegation Agreement (12)
(vii)	Amended Attachment A to the Anti-Money Laundering Delegation Agreement. Attachment A to the Anti-Money Laundering Delegation Agreement. (To be filed by subsequent amendment).
(viii)	Form of Dealer Agreement (4)
(ix)	The form of Distribution Agreement for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Distribution Agreement of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (29) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (63)
(x)	The form of Distribution Agreement for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Distribution Agreement of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (5) and Amendment No. 1 to the Distribution Agreement dated December 15, 2006 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (5)

(f)	Bonus, profit sharing or pension plans – none

(g) (i)	Custodian Agreement – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (12)
(ii)	Amended Appendix A to the Custodian Contract—all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, Legg Mason Capital Management Value Trust, Legg Mason Batterymarch International Equity Trust, Legg Mason Batterymarch Emerging Markets Trust, Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund. (To be filed by subsequent amendment).
(iii)	The form of Custodian Contract for Legg Mason Capital Management Growth Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Growth Trust, Inc. (31) and the Amendment dated July 1, 2001 to the Custodian Contract of Legg Mason Capital Management Growth Trust, Inc. (23)
(iv)	The form of Custodian Contract for Legg Mason Capital Management Special Investment Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Special Investment Trust, Inc. (32); Addendums dated February 9, 1988; February 25, 1988; August 12, 1988; and May 28, 1996 of Legg Mason Capital Management Special Investment Trust, Inc. (32); and Amendment to the Custodian Contract dated July 1, 2001 of Legg Mason Capital Management Special Investment Trust, Inc. (33)
(v)	The form of Custodian Contract for Legg Mason Capital Management Value Trust is substantially identical to the Custodian Contract of Legg Mason Capital Management Value Trust, Inc. (34); Addendums dated February 9, 1988; February 25, 1988; August 12, 1988; and May 28, 1996 of Legg Mason Capital Management Special Investment Trust, Inc. (34); and Amendment to the Custodian Contract dated July 1, 2001 (35)
(vi)	The form of Custodian Contract for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Custodian Contract of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (57); Amendment to the Custodian Contract dated May 28, 1996 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (57); and Amendment to the Amended Custodian Contract dated July 1, 2001 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (60)
(vii)	The form of Custodian Contract for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Custodian Contract of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (1); Amendment to the Custodian Contract dated July 1, 2001 of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (2); and Amendment to the Custodian Contract of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio and Legg Mason BW Global Opportunities Bond Fund (9)

(h) (i)	Transfer Agency and Services Agreement (8)
(ii)	Amended Schedule A to the Transfer Agency and Services Agreement. Schedule A to the Transfer Agency and Services Agreement. (To be filed by subsequent amendment).
(iii)	Board Resolutions regarding expense limitation arrangements (72)
(iv)	Board Resolutions regarding expense limitation arrangements for Legg Mason BW Global High Yield Fund. (To be filed by subsequent amendment).

(i)	Opinion and consent of counsel. (To be filed by subsequent amendment).

(j)	Consent of Independent Registered Public Accounting Firm. (To be filed by subsequent amendment).

(k)	Financial statements omitted from Item 27 – not applicable

(l)	Agreement for providing initial capital (12)

(m) (i)	Amended Shareholder Services and Distribution Plan – all funds except Legg Mason Capital Management Growth Trust, Legg Mason Capital Management Special Investment Trust, and Legg Mason Capital Management Value Trust (73)
(ii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (36); Amendment to the Class C Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (37) and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (39)
(iii)	The form of Class FI Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class FI Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (38) and Amendment to the Class FI Distribution Plan of Legg Mason Capital Management Growth Trust, Inc. (37)
(iv)	The form of Class R Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Growth Trust is substantially identical to the Class R Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (39)
(v)	The form of Class A Distribution Plan for Legg Mason Capital Management Growth Trust is substantially identical to the Class A Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (39)
(vi)	The form of Class R1 Distribution Plan for Legg Mason Capital Management Growth Trust is substantially identical to the Class R Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Growth Trust, Inc. (40)
(vii)	The form of Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Amended Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (41); Amendment to the Class C Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (44); and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (45)
(viii)	The form of Distribution Plan for Class FI pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Plan for Class FI pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (42) and Amendment to the Class FI Distribution Plan of Legg Mason Capital Management Special Investment Trust, Inc. (44)
(ix)	The form of Distribution Plan for Class R pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Distribution Plan for Class R pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (43)
(x)	The form of Class A Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Class A Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (43)
(xi)	The form of Class R1 Distribution Plan pursuant to Rule 12b-1 for Legg Mason Capital Management Special Investment Trust is substantially identical to the Class R1 Distribution Plan pursuant to Rule 12b-1 of Legg Mason Capital Management Special Investment Trust, Inc. (46)

(xii)	The form of Class C Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (47); Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (48) and Amendment to the Amended Class C Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)
(xiii)	The form of Class FI Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class FI Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (50)
(xiv)	The form of Class R Distribution Plan for Legg Mason Capital Management Value is substantially identical to the Class R Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)
(xv)	The form of Class A Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class A Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (49)
(xvi)	The form of Class R1 Distribution Plan for Legg Mason Capital Management Value Trust is substantially identical to the Class R1 Distribution Plan of Legg Mason Capital Management Value Trust, Inc. (51)
(xvii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Batterymarch International Equity Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (58); Amendment to the Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (62) and Amendment to the Amended Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust (65)
(xviii)	The form of Class C Distribution Plan pursuant to Rule 12b-1 for Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class C Distribution Plan pursuant to Rule 12b-1 of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (56); Amendment to the Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (62) and Amendment to the Amended Class C Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch Emerging Markets Trust (65)
(xix)	The form of Class FI Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class FI Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (59) and Amendment to the Class FI Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (62)
(xx)	The form of Class R Distribution Plan and Class A Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class R Distribution Plan and Class A Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (65)
(xxi)	The form of Class R1 Distribution Plan for Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust is substantially identical to the Class R1 Distribution Plan of Legg Mason Global Trust, Inc., on behalf of Legg Mason Batterymarch International Equity Trust and Legg Mason Batterymarch Emerging Markets Trust (66)
(xxii)	The form of Class FI Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (67) and Amendment to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (68)
(xxiii)	The form of Class A Distribution Plan, Class C Distribution Plan, and Class R Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is

substantially identical to the Class A Distribution Plan, Class C Distribution Plan, and Class R Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (9)
(xxiv)	The form of Class R1 Distribution Plan for Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio is substantially identical to the Class R1 Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason Batterymarch U.S. Small Capitalization Equity Portfolio (69)
(xxv)	The form of Class FI Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class FI Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (9)
(xxvi)	The form of Class A Distribution Plan and Class C Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class A Distribution Plan and Class C Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (64)
(xxvii)	The form of Class R Distribution Plan for Legg Mason BW Global Opportunities Bond Fund is substantially identical to the Class R Distribution Plan of Legg Mason Charles Street Trust, Inc., on behalf of Legg Mason BW Global Opportunities Bond Fund (70)

(n)	Multiple Class Plan pursuant to Rule 18f-3 (73)

(o)	Reserved.

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter
(i)	Legg Mason & Co., LLC (22)
(ii)	Batterymarch Financial Management, Inc. (5)
(iii)	Brandywine Global Investment Management, LLC (3)
(iv)	ClearBridge Advisors, LLC (10)
(v)	Legg Mason Capital Management, LLC (6)
(vi)	Western Asset Management Company (7)
(vii)	Western Asset Management Company Limited in London (7)
(viii)	Western Asset Management Company Ltd. in Japan (7)
(ix)	Legg Mason Capital Management, LLC (28)

(1)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(2)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(3)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.

(4)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(5)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(6)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(7)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 116 to the Registration Statement of Legg Mason Partners Income Trust, SEC File No. 2-96408, filed September 12, 2008.

(8)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Western Asset Funds, Inc., SEC File No. 33-34929, filed April 27, 2009.

(9)        Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 26, 2009.

(10)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 148 to the Registration Statement of Legg Mason Partners Equity Trust, SEC File No. 33-43446, filed August 26, 2009.

(11)      Incorporated herein by reference to the corresponding exhibit of the initial Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed October 13, 2009.

(12)      Incorporated herein by reference to the corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed November 30, 2009.

(13)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 26, 2010.

(14)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 4 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed March 16, 2010.

(15)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 23, 2010.

(16)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed August 20, 2010.

(17)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 15, 2010.

(18)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 13 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 25, 2011.

(19)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 14 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 28, 2011.

(20)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 18 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed April 25, 2011.

(21)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed June 10, 2011.

(22)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Tax-Free Income Fund, SEC File No. 033-37971, filed July 26, 2011.

(23)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 12 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 18, 2002.

(24)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed May 10, 2001.

(25)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.

(26)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 10, 2001.

(27)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 27, 2007.

(28)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 2, 2001.

(29)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 27, 2007.

(30)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 27, 2007.

(31)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 11 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on February 21, 2001.

(32)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 31, 1997.

(33)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 2, 2001.

(34)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1997.

(35)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 11, 2002.

(36)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on March 2, 1999.

(37)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 22 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on April 27, 2006.

(38)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on August 20, 2003.

(39)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on December 23, 2009.

(40)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to the registration statement of Legg Mason Capital Management Growth Trust, Inc., SEC File No. 33-89090, as electronically filed on February 26, 2010.

(41)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 31, 1996.

(42)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed January 19, 2001.

(43)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed December 23, 2009.

(44)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 28, 2006.

(45)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 37 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed December 1, 2008.

(46)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed February 26, 2010.

(47)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 31, 1996.

(48)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 28, 2006.

(49)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 47 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed May 29, 2009.

(50)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 30 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed January 19, 2001.

(51)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 48 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed February 26, 2010.

(52)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Capital Management Special Investment Trust, Inc., SEC File No. 33-1271, filed July 29, 2005.

(53)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Capital Management Value Trust, Inc., SEC File No. 2-75766, filed July 29, 2005.

(54)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 25 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed December 13, 2011.

(55)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed August 31, 1995.

(56)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed November 18, 1996.

(57)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 12 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 30, 1997.

(58)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 21 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 2, 2001.

(59)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 2, 2001.

(60)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 23 to the Registration Statement of Legg Mason Global Trust, Inc. SEC File No. 33-56672, filed April 10, 2002.

(61)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 28 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 29, 2005.

(62)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 31 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2006.

(63)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 34 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2007.

(64)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 26 to the Registration Statement of Legg Mason Charles Street Trust, Inc. SEC File No. 333-44423, filed February 26, 2010.

(65)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed February 26, 2010.

(66)      Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 42 to the Registration Statement of Legg Mason Global Trust, Inc., SEC File No. 33-56672, filed April 27, 2011.

(67)      Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 10 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2003.

(68)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 26, 2006.

(69)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 27 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed April 27, 2010.

(70)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 29 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed April 25, 2011.

(71)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 32 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed February 24, 2012.

(72)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 38 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed April 23, 2012.

(73)      Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 41 to the Registration Statement of Legg Mason Global Asset Management Trust, SEC File No. 333-162441, filed May 31, 2012.

Item 29.	Persons Controlled by or under Common Control with Registrant—None

Item 30.	Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Declaration of Trust, which provides, in summary, that to the extent permitted by law, officers and trustees shall be indemnified by Registrant against liabilities and expense incurred by such persons in connection with claims, actions, suits, or proceedings arising out of their offices or duties of employment.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

(a)        Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMPFA have been engaged as director, officer, employee, partner, or trustee.

Ted P. Becker	CCO, LMPFA Vice President, Legg Mason, Inc.

R. Jay Gerken	Chairman, President and CEO, LMPFA President and CEO, SBFM

Thomas C. Mandia	Secretary, LMPFA Secretary, SBFM

Thomas C. Merchant

Vice President and Assistant Secretary, LMPFA

Secretary, Brandywine

Secretary, LMCM

Secretary, LMIC

Vice President and Secretary, NS

Vice President and Secretary, Legg Mason, Inc.

Secretary, LeggCo

Secretary, The Baltimore Co.

Assistant Secretary, Bartlett

Secretary, BMML

Secretary, FG

Secretary, GCIM

Secretary, LM Canada Hldg

Secretary, LMCF

Secretary, LMCRES

Secretary, LMIH

Secretary, LMIH II

Secretary, LMIH Chile

Secretary, LM Properties

Secretary, LMPAC

Secretary, LMREC

Secretary, LMREC II

Secretary, LMRESA

Secretary, LMRC

Secretary, LMRG

Secretary, LMRP

Secretary, LMTS

Secretary, LM Tower

Secretary, LMCC

Secretary, LMCS I

Secretary, LMCS II

Secretary, LMCS III

Secretary, LMCS IV

Secretary, LMCS V

Secretary, LMRC II

Secretary, LMRC Properties

Peter H. Nachtwey

Manager, LMPFA

Director and President, The Baltimore Co.

Director, Batterymarch

Director and President, BMML

Manager, Brandywine Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Manager, LMCM

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMGAA

Sr. EVP and CFO, Legg Mason Inc

Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM

Manager and President, LMCS V

Director, PCM I

Director, PCM II

Manager, Royce

Manager, SBFM

Robert B. Shepler	Senior Vice President, LMPFA Vice President, LeggCo Senior Vice President, SBFM

(b) Legg Mason Global Asset Allocation, LLC (“LMGAA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMGAA have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst

Manager, LMGAA

Director, Bartlett

Director, Batterymarch

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Director, WAM

Peter H. Nachtwey	Manager, LMGAA

Director and President, The Baltimore Co.

Director, Batterymarch

Director and President, BMML

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Manager, LMCM

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMPFA

Sr. EVP and CFO, Legg Mason Inc

Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM

Manager and President, LMCS V

Director, PCM I

Director, PCM II

Manager, Royce

Manager, SBFM

(c) Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst

Director, Batterymarch

Director, Bartlett

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Director, WAM

Peter H. Nachtwey	Manager, LMGAA

Director and President, The Baltimore Co.

Director, Batterymarch

Director and President, BMML

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Manager, LMCM

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMPFA

Sr. EVP and CFO, Legg Mason Inc

Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM

Manager and President, LMCS V

Director, PCM I

Director, PCM II

Manager, Royce

Manager, SBFM

(d) Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst

Manager, Brandywine

Director, Bartlett

Director, Batterymarch

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Director, WAM

Thomas C. Merchant

Secretary, Brandywine

Vice President and Assistant Secretary, LMPFA

Secretary, LMCM

Secretary, LMIC

Vice President and Secretary, NS

Vice President and Secretary, Legg Mason, Inc.

Secretary, LeggCo

Secretary, The Baltimore Co.

Assistant Secretary, Bartlett

Secretary, BMML

Secretary, FG

Secretary, GCIM

Secretary, LM Canada Hldg

Secretary, LMCF

Secretary, LMCRES

Secretary, LMIH

Secretary, LMIH II

Secretary, LMIH Chile

Secretary, LM Properties

Secretary, LMPAC

Secretary, LMREC

Secretary, LMREC II

Secretary, LMRESA

Secretary, LMRC

Secretary, LMRG

Secretary, LMRP

Secretary, LMTS

Secretary, LM Tower

Secretary, LMCC

Secretary, LMCS I

Secretary, LMCS II

Secretary, LMCS III

Secretary, LMCS IV

Secretary, LMCS V

Secretary, LMRC II

Secretary, LMRC Properties

Peter H. Nachtwey

Manager, LMGAA

Director and President, The Baltimore Co.

Director, Batterymarch

Director and President, BMML

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Manager, LMCM

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMPFA

Sr. EVP and CFO, Legg Mason Inc.

Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM Manager and President, LMCS V Director, PCM I Director, PCM II Manager, Royce Manager, SBFM

(e) ClearBridge Advisors, LLC (“Clear Adv”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Clear Adv have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst

Manager, Clear Adv

Director, Bartlett

Director, Batterymarch

Manager, Brandywine

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Director, WAM

Peter H. Nachtwey

Manager, LMGAA

Director and President, The Baltimore Co.

Director, Batterymarch

Director and President, BMML

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Manager, LMCM

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMPFA

Sr. EVP and CFO, Legg Mason Inc

Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM

Manager and President, LMCS V

Director, PCM I

Director, PCM II

Manager, Royce

Manager, SBFM

Jeffrey A. Nattans

Manager, Clear Adv

Manager, LMCM

Manager, LMIC

Director, NS

Director, Bartlett

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAM

Director, WAMCL

Director, WAM Tokyo

Director, WAM Australia

Director, WAM Singapore

(f) Legg Mason Capital Management, LLC (“LMCM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMCM have been engaged as director, officer, employee, partner, or trustee.

Ronald Dewhurst

Manager, LMCM

Director, Batterymarch

Director, Bartlett

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Director, WAM

Thomas C. Merchant

Secretary, LMCM

Secretary, Brandywine

Vice President and Assistant Secretary, LMPFA

Secretary, LMIC

Vice President and Secretary, NS

Vice President and Secretary, Legg Mason, Inc.

Secretary, LeggCo

Secretary, The Baltimore Co.

Assistant Secretary, Bartlett

Secretary, BMML

Secretary, FG

Secretary, GCIM

Secretary, LM Canada Hldg

Secretary, LMCF

Secretary, LMCRES

Secretary, LMIH

Secretary, LMIH II

Secretary, LMIH Chile

Secretary, LM Properties

Secretary, LMPAC

Secretary, LMREC

Secretary, LMREC II

Secretary, LMRESA

Secretary, LMRC

Secretary, LMRG

Secretary, LMRP

Secretary, LMTS

Secretary, LM Tower

Secretary, LMCC

Secretary, LMCS I

Secretary, LMCS II

Secretary, LMCS III

Secretary, LMCS IV

Secretary, LMCS V

Secretary, LMRC II

Secretary, LMRC Properties

William H. Miller III	Manager and Chairman, LMCM Managing Member, LMM

Jennifer W. Murphy	Manager and CFO, LMCM COO, LMM

Peter H. Nachtwey

Manager, LMCM

Director, Batterymarch

Director and President, The Baltimore Co.

Director and President, BMML

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, GCIM

Manager and President, GS

Manager and President, LeggCo

Vice President and Treasurer, LMCF

Director and President, LMCRES

Director, LMFC

Manager, LMGAA

Manager, LMPFA

Sr. EVP and CFO, Legg Mason Inc Chairman, LMPAC

Manager, LMIH

Manager, LMIH Chile

Manager, LMIC

Manager, LMPPG

Director and President, LMRESA

Director and President, LMRG

Director and President, LMRP

Director and President, LM Tower

Director and President, LM BAM

Manager and President, LMCS V

Director, PCM I

Director, PCM II

Manager, Royce

Manager, SBFM

Jeffrey A. Nattans	Manager, LMCM Manager, Clear Adv Manager, LMIC

Director, NS

Director, Bartlett

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAM

Director, WAMCL

Director, WAM Tokyo

Director, WAM Australia

Director, WAM Singapore

(g) Western Asset Management Company (“WAM”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM have been engaged as director, officer, employee, partner or trustee.

Ronald Dewhurst

Director, WAM

Director, Batterymarch

Director, Bartlett

Manager, Brandywine

Manager, Clear Adv

Director, Clear Asset

Manager, Essemplia

Manager, GCIM

Manager, LMCM

Manager, LMGAA

Manager, LMIC

Manager, LMPPG

Sr. EVP and Sr. Managing Director, Legg Mason Inc

Manager, Royce

Jeffrey A. Nattans

Director, WAM

Manager, LMCM

Manager, Clear Adv

Manager, LMIC

Director, NS

Director, Bartlett

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAMCL

Director, WAM Tokyo

Director, WAM Australia

Director, WAM Singapore

(h) Western Asset Management Company Limited in London (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.

The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans

Director, WAMCL

Manager, LMCM

Manager, Clear Adv

Manager, LMIC

Director, NS

Director, Bartlett

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAM

Director, WAM Tokyo

Director, WAM Australia

Director, WAM Singapore

(i) Western Asset Management Company Ltd. in Japan (“WAM Tokyo”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAM Tokyo have been engaged as director, officer, employee, partner or trustee.

Jeffrey A. Nattans

Director, WAM Tokyo

Manager, LMCM

Manager, Clear Adv

Manager, LMIC

Director, NS

Director, Bartlett

Manager, Clear Asset

Manager, GCIM

Executive Vice President, Legg Mason, Inc.

Vice President and Manager, LMIH

Director, LMREC

Director, LMREC II

Director, PCM I

Director, PCM II

Manager, Royce

Director, WAMCL

Director, WAM

Director, WAM Australia

Director, WAM Singapore

Addresses for Item 31: 3040692 Nova Scotia Company (“NS”) 44 Chipman Hill, 10th Floor St. John, New Brunswick E2L 4S6 Canada

The Baltimore Company (“The Baltimore Co”)

100 International Drive

Baltimore, MD 21202

Bartlett & Co. (“Bartlett”)

36 East Fourth Street

Cincinnati, OH 45202

Batterymarch Financial Management, Inc. (“Batterymarch”)

200 Clarendon Street

Boston, MA 02116

BMML, Inc. (“BMML”)

100 International Drive

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (“BGIM”)

Level 9, Leaf B, Tower 42

25 Old Broad Street

London, England EC2N 1HQ

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Essemplia Emerging Markets, LLC (“Essemplia”)

10 Exchange Square, 9th Floor

Primrose Street

London, England EC2A 2EN

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 International Drive

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Capital Management, LLC (“LMCM”)

100 International Drive

Baltimore, MD 21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 International Drive

Baltimore, MD 21202

Legg Mason Funding, Corp. (“LMFC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“LMGAA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason, Inc.

100 International Drive

Baltimore, MD 21202

Legg Mason & Co. LLC (“LeggCo”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings, LLC (“LMIH”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 International Drive

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor No 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 International Drive

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

620 8th Ave., 49th Floor

New York, NY 10018

Legg Mason Political Action Committee (“LMPAC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 International Drive

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 International Drive

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 International Drive

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 International Drive

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 International Drive

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 International Drive

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A. (“LMIC”)

100 International Drive

Baltimore, MD 21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 International Drive

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 International Drive

Baltimore, MD 21202

LM Capital Support II (“LMCS II”)

100 International Drive

Baltimore, MD 21202

LM Capital Support III (“LMCS III”)

100 International Drive

Baltimore, MD 21202

LM Capital Support IV (“LMCS IV”)

100 International Drive

Baltimore, MD 21202

LM Capital Support V (“LMCS V”)

100 International Drive

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc. (“LMRC II”)

100 International Drive

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 International Drive

Baltimore, MD 21202

LMM LLC (“LMM”)

100 International Drive

Baltimore, MD 21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY 10019

Smith Barney Fund Management (“SBFM”)

100 First Stamford Place

Stamford, CT 06902

Western Asset Management Company (“WAM”)

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited (“WAMCL”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 32.	Principal Underwriters

(a)    Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended: Legg Mason Charles Street Trust, Inc.; Legg Mason Capital Management Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Capital Management Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Capital Management Growth Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust; and Legg Mason Investment Trust.

(b)    The following table sets forth information concerning each director and officer of the Registrant’s principal underwriter, LMIS.

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant

Thomas J. Hirschmann	Co-Managing Director	None

Joseph A. Sullivan	Co-Managing Director	None

Jeremy O’Shea 100 First Stamford Pl. Stamford, CT 06902-6732	Vice President	None

Matthew Schiffman	Vice President	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz	Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Elizabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Stephen A. Scarpino	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c)    The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.

Item 33.	Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Partners Fund Advisor, LLC
P. O. Box 1713	and	620 Eighth Avenue
Boston, Massachusetts 02105		New York, New York 10018

Item 34.	Management Services—None

Item 35.	Undertakings—None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Global Asset Management Trust, hereby certifies that it meets all requirements for effectiveness of this Post-Effective Amendment No. 42 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 42 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 5th day of July 2012.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting*	Chairman and Trustee	July 5, 2012
Mark R. Fetting

/s/ R. Jay Gerken	President (Principal Executive Officer) and Trustee	July 5, 2012
R. Jay Gerken

/s/ Ruby P. Hearn*	Trustee	July 5, 2012
Ruby P. Hearn

/s/ Arnold L. Lehman*	Trustee	July 5, 2012
Arnold L. Lehman

/s/ Robin J.W. Masters*	Trustee	July 5, 2012
Robin J.W. Masters

/s/ Jill E. McGovern*	Trustee	July 5, 2012
Jill E. McGovern

/s/ Arthur S. Mehlman*	Trustee	July 5, 2012
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Trustee	July 5, 2012
G. Peter O’Brien

/s/ S. Ford Rowan*	Trustee	July 5, 2012
S. Ford Rowan

/s/ Robert M. Tarola*	Trustee	July 5, 2012
Robert M. Tarola

/s/ Richard F. Sennett	Principal Financial and Accounting Officer	July 5, 2012
Richard F. Sennett

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman

Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON CAPITAL MANAGEMENT VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.
LEGG MASON INVESTMENT TRUST
LEGG MASON CAPITAL MANAGEMENT SPECIAL INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Partners Fund Advisor, LLC or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of R. JAY GERKEN, RICHARD SENNETT, ERIN K. MORRIS, CHRISTOPHER BERARDUCCI, ROBERT I. FRENKEL, RICHARD M. WACHTERMAN, THOMAS C. MANDIA, MARC A. DE OLIVERIA, MICHAEL KOCUR, ARTHUR C. DELIBERT and NDENISARYA M. BREGASI my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

Any subsequently executed power of attorney that grants powers unrelated to the powers granted herein will not revoke nor supersede this power of attorney unless such subsequent power of attorney expressly states otherwise.

WITNESS my hand on the date set forth below at Baltimore, Maryland.

SIGNATURE	DATE

/s/ Mark R. Fetting	February 23, 2012
Mark R. Fetting

/s/ R. Jay Gerken	February 23, 2012
R. Jay Gerken

/s/ Ruby P. Hearn	February 23, 2012
Ruby P. Hearn

/s/ Arnold L. Lehman	February 23, 2012
Arnold L. Lehman

/s/ Robin J.W. Masters	February 23, 2012
Robin J.W. Masters

/s/ Jill E. McGovern	February 23, 2012
Jill E. McGovern

/s/ Arthur S. Mehlman	February 23, 2012
Arthur S. Mehlman

/s/ Jennifer W. Murphy	February 23, 2012
Jennifer W. Murphy

/s/ G. Peter O’Brien	February 23, 2012
G. Peter O’Brien

/s/ S. Ford Rowan	February 23, 2012
S. Ford Rowan

/s/ Robert M. Tarola	February 23, 2012
Robert M. Tarola